ACCOUNTING POLICIES AND ESTIMATES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies and Estimates (Textual)
Plant and equipment costs	$ 1,000
Reverse stock split, description	The cost method is used when the investment results in an ownership stake of less than 20%, and there is no substantial influence. Under the cost method, the stock purchased is recorded on a balance sheet as a non-current asset at the historical acquisition/purchase price, and is not modified unless shares are sold, additional shares are purchased or there is evidence of the fair market value of the investment declining below carrying value. Any dividends received are recorded as income.
Impairment charge	$ 1,019,960	$ 0
Qpagos corporation, description	Qpagos Corporation - 100% owned – disposed of effective December 31, 2019. Qpagos, S.A. P.I de C.V., a Mexican entity (99.996% owned) – disposed of effective December 31, 2019. Redpag Electrónicos, S.A. P.I. de C.V., a Mexican entity (99.990% owned) – disposed of effective December 31, 2019.